INCOME TAX - Summary (Details) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2018
INCOME TAX
Statutory income tax (as a percent)			25.00%
Hong Kong S.A.R.
INCOME TAX
Statutory income tax (as a percent)			16.50%
Withholding taxes on remittance of dividends			$ 0
Threshold profit taxed at half of the current tax rate under two-tiered profits tax rates regime					$ 2
Tax rate at half of the current tax rate under two-tiered profits tax rates regime					8.25%
Mainland China
INCOME TAX
Statutory income tax (as a percent)			25.00%
Mainland China | Beijing Niudian
INCOME TAX
Preferential tax rate			15.00%
Mainland China | Forecast | Beijing Niudian
INCOME TAX
Preferential tax rate	15.00%	15.00%
Mainland China | Jiangsu Xiaoniu
INCOME TAX
Preferential tax rate			15.00%	15.00%
Mainland China | Jiangsu Xiaoniu | Forecast
INCOME TAX
Preferential tax rate		15.00%